Current Assets - Inventories (Details) - Schedule of inventories	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Schedule of inventories [Abstract]
Finished goods - at cost	$ 838,658	$ 569,740	$ 490,990